Marketable Investment Securities and Restricted Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Marketable Investment Securities and Restricted Cash and Cash Equivalents
Marketable Investment Securities and Restricted Cash and Cash Equivalents

3.              Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consist of the following:

	As of
	March 31,	December 31,
	2013	2012
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$122,542	$124,007
Current marketable investment securities - other	2,674,343	2,145,663
Total current marketable investment securities	2,796,885	2,269,670
Restricted marketable investment securities (1)	64,065	49,044
Total marketable investment securities	2,860,950	2,318,714

Restricted cash and cash equivalents (1)	14,620	72,617

Total marketable investment securities and restricted cash and cash equivalents	$2,875,570	$2,391,331

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale.

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised mainly of investments in municipalities, which are backed by financial institutions or other highly rated obligors that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various equity and debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of March 31, 2013 and December 31, 2012, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation.  During the first quarter 2013, we released $42 million of restricted cash related to litigation.  See Note 8 for further information.

Unrealized Gains (Losses) on Marketable Investment Securities

As of March 31, 2013 and December 31, 2012, we had accumulated net unrealized gains of $8 million and $6 million, both net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  The components of our available-for-sale investments are summarized in the table below.

	As of March 31, 2013				As of December 31, 2012
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$122,542	$—	$—	$—	$124,007	$—	$—	$—
Other (including restricted)	2,723,022	8,094	(1,036)	7,058	2,181,064	7,335	(1,144)	6,191
Equity securities:
Other (1)	15,386	2,149	—	2,149	13,643	406	—	406
Total	$2,860,950	$10,243	$(1,036)	$9,207	$2,318,714	$7,741	$(1,144)	$6,597

(1) In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

As of March 31, 2013, restricted and non-restricted marketable investment securities include debt securities of $2.445 billion with contractual maturities within one year and $401 million with contractual maturities after one year through five years.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of March 31, 2013 and December 31, 2012, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds. We have the ability to hold and do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of
	March 31, 2013		December 31, 2012
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$1,213,859	$(734)	$724,739	$(865)
12 months or more	7,337	(302)	29,045	(279)
Total	$1,221,196	$(1,036)	$753,784	$(1,144)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	March 31, 2013				December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$2,325,046	$2,597	$2,322,449	$—	$3,014,946	$59,386	$2,955,560	$—

Debt securities:
VRDNs	$122,542	$—	$122,542	$—	$124,007	$—	$124,007	$—
Other (including restricted)	2,723,022	—	2,723,022	—	2,181,064	—	2,181,064	—

Equity securities	15,386	15,386	—	—	13,643	13,643	—	—

Total	$2,860,950	$15,386	$2,845,564	$—	$2,318,714	$13,643	$2,305,071	$—

4.     Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consist of the following:

	As of December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$124,007	$100,075
Current marketable investment securities - other	2,145,663	568,188
Total current marketable investment securities	2,269,670	668,263
Restricted marketable investment securities (1)	49,044	54,507
Total marketable investment securities	2,318,714	722,770

Restricted cash and cash equivalents (1)	72,617	65,137

Total marketable investment securities and restricted cash and cash equivalents	$2,391,331	$787,907

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale (see Note 2).

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source.  Our VRDN portfolio is comprised mainly of investments in municipalities, which are backed by financial institutions or other highly rated obligors that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2012 and 2011, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 11).

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2012 and 2011, we had accumulated net unrealized gains of $6 million and net unrealized losses of $1 million net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” The components of our available-for-sale investments are summarized in the table below.

	As of December 31,
	2012				2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$124,007	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	2,181,064	7,335	(1,144)	6,191	622,695	2,625	(4,075)	(1,450)
Equity securities:
Other (1)	13,643	406	—	406	—	—	—	—
Total	$2,318,714	$7,741	$(1,144)	$6,597	$722,770	$2,625	$(4,075)	$(1,450)

(1)  In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

As of December 31, 2012, restricted and non-restricted marketable investment securities include debt securities of $1.866 billion with contractual maturities within one year and $439 million with contractual maturities after one year through five years.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of December 31, 2012 and 2011, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds.  We have the ability to hold and do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of December 31,
	2012		2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$724,739	$(865)	$444,705	$(2,970)
12 months or more	29,045	(279)	33,039	(1,105)
Total	$753,784	$(1,144)	$477,744	$(4,075)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of December 31,
	2012				2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$3,014,946	$59,386	$2,955,560	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$124,007	$—	$124,007	$—	$100,075	$—	$100,075	$—
Other (including restricted)	2,181,064	—	2,181,064	—	622,695	—	622,695	—

Equity securities	13,643	13,643	—	—	—	—	—	—

Total	$2,318,714	$13,643	$2,305,071	$—	$722,770	$—	$722,770	$—